Intangible assets and goodwill - Consolidated statements of profit or loss and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 28,301	€ 17,730	€ 11,794
Personnel expenses
Intangible assets and goodwill
Internally-developed software cost capitalized	21,773	15,560	11,592
Purchases services and licenses (excluding depreciation and amortization)
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 6,528	€ 2,170	€ 202